Financial information by segment	6 Months Ended
Jun. 30, 2021
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located: North America, South America and EMEA. In addition, based on the type of business, as of June 30, 2021, the Company had the following business sectors: Renewable energy, Efficient natural gas & Heat, Transmission lines and Water. The business sector “Efficient natural gas” has been renamed “Efficient natural gas & Heat” in these Consolidated Condensed Interim Financial Statements as it includes the Calgary District Heating asset acquired in May 2021 (Note 5).
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these Consolidated Condensed Interim Financial Statements.
In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.
In the six-month period ended June 30, 2021, Atlantica had two customers with revenues representing more than 10% of total revenue, both in the renewable energy business sector. In the six-month period ended June 30, 2020, Atlantica had four customers with revenues representing more than 10% of the total revenue, three in the renewable energy and one in the efficient natural gas & heat business sectors.
a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the six-month periods ended June 30, 2021 and 2020:

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2021	2020	2021	2020
North America	178,801	157,932	131,575	139,273
South America	78,351	75,029	60,222	59,803
EMEA	354,023	232,786	204,845	173,481
Total	611,175	465,747	396,642	372,557

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sector	2021	2020	2021	2020
Renewable energy	471,624	344,674	293,621	274,761
Efficient natural gas & Heat	58,505	52,032	45,344	45,877
Transmission lines	53,589	53,395	42,522	43,216
Water	27,457	15,646	15,155	8,703
Total	611,175	465,747	396,642	372,557

The reconciliation of segment Adjusted EBITDA with the loss attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2021	2020
Loss attributable to the Company	(6,829)	(28,171)
Profit attributable to non-controlling interests	11,315	1,979
Income tax	33,128	3,471
Share of (profit)/loss of associates	(2,656)	(1,591)
Financial expense, net	172,807	202,797
Depreciation, amortization, and impairment charges	188,876	194,073
Total segment Adjusted EBITDA	396,642	372,557

b)	The assets and liabilities by operating segments (and business sector) as of June 30, 2021 and December 31, 2020 are as follows:

Assets and liabilities by geography as of June 30, 2021:

	North America	South America	EMEA	Balance as of June 30, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	3,443,636	1,225,955	3,704,622	8,374,213
Investments carried under the equity method	244,666	-	44,035	288,701
Current financial investments	126,288	27,611	43,649	197,548
Cash and cash equivalents (project companies)	235,920	68,694	298,061	602,675
Subtotal allocated	4,050,510	1,322,260	4,090,367	9,463,137
Unallocated assets
Other non-current assets				247,635
Other current assets (including cash and cash equivalents at holding company level)				450,634
Subtotal unallocated				698,269
Total assets				10,161,406

	North America	South America	EMEA	Balance as of June 30, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,874,925	904,409	2,594,856	5,374,190
Grants and other liabilities	1,063,018	13,060	145,624	1,221,702
Subtotal allocated	2,937,943	917,469	2,740,480	6,595,892
Unallocated liabilities
Long-term and short-term corporate debt				1,025,061
Other non-current liabilities				546,099
Other current liabilities				187,145
Subtotal unallocated				1,758,305
Total liabilities				8,354,197
Equity unallocated				1,807,209
Total liabilities and equity unallocated				3,565,514
Total liabilities and equity				10,161,406

Assets and liabilities by geography as of December 31, 2020:

	North America	South America	EMEA	Balance as of December 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	3,073,785	1,211,952	3,869,681	8,155,418
Investments carried under the equity method	74,660	-	41,954	116,614
Current financial investments	129,264	27,836	42,984	200,084
Cash and cash equivalents (project companies)	206,344	70,861	255,530	532,735
Subtotal allocated	3,484,053	1,310,649	4,210,149	9,004,851
Unallocated assets
Other non-current assets				242,044
Other current assets (including cash and cash equivalents at holding company level)				691,459
Subtotal unallocated				933,503
Total assets				9,938,354

	North America	South America	EMEA	Balance as of December 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,623,284	902,500	2,711,830	5,237,614
Grants and other liabilities	1,078,974	11,355	139,438	1,229,767
Subtotal allocated	2,702,258	913,855	2,851,268	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt				993,725
Other non-current liabilities				589,107
Other current liabilities				147,260
Subtotal unallocated				1,730,092
Total liabilities				8,197,473
Equity unallocated				1,740,881
Total liabilities and equity unallocated				3,470,973
Total liabilities and equity				9,938,354

Assets and liabilities by business sector as of June 30, 2021:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of June 30, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	6,841,512	534,372	824,945	173,384	8,374,213
Investments carried under the equity method	235,723	11,768	-	41,210	288,701
Current financial investments	3,176	126,202	27,580	40,590	197,548
Cash and cash equivalents (project companies)	460,142	73,914	42,486	26,133	602,675
Subtotal allocated	7,540,553	746,256	895,011	281,317	9,463,137
Unallocated assets
Other non-current assets					247,635
Other current assets (including cash and cash equivalents at holding company level)					450,634
Subtotal unallocated					698,269
Total assets					10,161,406

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of June 30, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	4,164,118	491,565	611,937	106,570	5,374,190
Grants and other liabilities	1,204,879	8,657	5,808	2,358	1,221,702
Subtotal allocated	5,368,997	500,222	617,745	108,928	6,595,892
Unallocated liabilities
Long-term and short-term corporate debt					1,025,061
Other non-current liabilities					546,099
Other current liabilities					187,145
Subtotal unallocated					1,758,305
Total liabilities					8,354,197
Equity unallocated					1,807,209
Total liabilities and equity unallocated					3,565,514
Total liabilities and equity					10,161,406

Assets and liabilities by business sector as of December 31, 2020:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	6,632,611	502,285	842,595	177,927	8,155,418
Investments carried under the equity method	61,866	15,514	30	39,204	116,614
Current financial investments	6,530	124,872	27,796	40,886	200,084
Cash and cash equivalents (project companies)	397,465	67,955	46,045	21,270	532,735
Subtotal allocated	7,098,472	710,626	916,466	279,287	9,004,851
Unallocated assets
Other non-current assets					242,044
Other current assets (including cash and cash equivalents at holding company level)					691,459
Subtotal unallocated					933,503
Total assets					9,938,354

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,992,512	504,293	625,203	115,606	5,237,614
Grants and other liabilities	1,221,176	108	6,040	2,443	1,229,767
Subtotal allocated	5,213,688	504,401	631,243	118,049	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt					993,725
Other non-current liabilities					589,107
Other current liabilities					147,260
Subtotal unallocated					1,730,092
Total liabilities					8,197,473
Equity unallocated					1,740,881
Total liabilities and equity unallocated					3,470,973
Total liabilities and equity					9,938,354

c)	The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2021 and 2020 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2021	2020
	($ in thousands)
North America	(45,285)	(95,981)
South America	(28,190)	(29,666)
EMEA	(115,401)	(70,426)
Total	(188,876)	(194,073)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sectors	2021	2020
	($ in thousands)
Renewable energy	(193,407)	(140,806)
Efficient natural gas & Heat	19,113	(35,697)
Transmission lines	(15,565)	(16,961)
Water	983	(609)
Total	(188,876)	(194,073)